Goodwill and Other Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2013
Goodwill and Other Intangible Assets [Abstract]
Schedule of Goodwill

Changes in the carrying amount of the Company's goodwill for the six months ended June 30, 2013, are as follows (in thousands):

Carrying
Amount
Balance at December 31, 2012	$822,475
Effect of currency translation	(12)
Balance at June 30, 2013	$822,463

Schedule of Finite-Lived Intangible Assets

Other intangible assets consisted of the following (in thousands):

	June 30, 2013		December 31, 2012
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Developed technology	$385,760	$29,292	$385,735	$9,058
Capitalized software development costs	16,163	13,431	15,831	12,996
Patents	13,808	5,732	13,533	4,952
Trademarks and trade names	16,870	1,478	16,877	592
Customer relationships	77,779	4,977	77,779	1,172
Non-compete agreement	350	253	350	194
In-process research and development	29,231	-	29,231	-
	539,961	$55,163	539,336	$28,964
Accumulated amortization	55,163		28,964
Net book value of amortizable intangible assets	$484,798		$510,372

Changes in the gross carrying amount of our other intangible assets for the six months ended June 30, 2013, are as follows (in thousands):

Gross
Carrying
Amount
Balance at December 31, 2012	$539,336
Patents, trademarks and capitalized software	625
Balance at June 30, 2013	$539,961

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

Estimated amortization expense, for all intangible assets, for the five years subsequent to December 31, 2012 is as follows (in thousands):

Year ending December 31,
2013	$52,468
2014	54,022
2015	54,166
2016	54,023
2017	$53,551